Segment Information - Schedule of Consolidated Statements of Operations (Details) - Operating Segments [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total Clinics level revenue	$ 4,316,132	$ 4,049,025	$ 12,238,875	$ 13,270,973
Total Clinics level revenue					$ 16,592,109	$ 16,675,393
Operating expenses
General and administrative expenses	610,629	65,093	2,015,056	2,034,074	2,688,157	3,056,702
Total Clinics level expenses	4,139,722	3,488,099	11,775,819	12,547,071	15,987,718	16,178,180
Adjusted Clinics EBITDA	176,410	560,926	463,056	723,902	604,391	497,213
Reconciliation of Adjusted Clinics EBITDA to net loss
Depreciation and amortization	330,498	340,167	864,293	1,048,290	1,308,619	1,252,539
Gain on sale of business		467,049		467,049	(467,049)
Loss on debt extinguishment			(689,411)	(1,587,862)		16,105
Interest expense	559,111	1,254,149	1,385,891	2,801,491	3,098,237	2,538,710
Loss on debt modification					2,134,218	927,054
Beneficial conversion feature						4,137,261
Other income (expenses)				(4,768)	4,768	(1,134)
Corporate general and administrative	1,813,078	2,923,029	5,499,364	6,046,125	8,733,195	6,419,585
Impairment expense					56,664
Net Loss	(2,526,273)	(3,489,326)	(7,975,878)	(10,297,539)	(14,264,261)	(14,792,907)
Service Revenue [Member]
Revenue
Total Clinics level revenue	3,138,670	2,969,748	9,074,965	9,735,585	12,188,526	11,879,934
Product Revenue [Member]
Revenue
Total Clinics level revenue	1,177,462	1,079,277	3,163,910	3,535,388	4,403,583	4,795,459
Cost of Service Revenue [Member]
Operating expenses
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	2,678,940	2,568,085	7,253,536	7,705,972	9,736,282	9,700,963
Cost of Product Revenue [Member]
Operating expenses
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	$ 850,153	$ 854,921	$ 2,507,227	$ 2,807,025	$ 3,563,279	$ 3,420,515